Document and Entity Information	Aug. 25, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001724965
Document Type	8-K
Document Period End Date	Aug. 25, 2021
Entity Registrant Name	Talos Energy Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38497
Entity Tax Identification Number	82-3532642
Entity Address, Address Line One	333 Clay Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	328-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TALO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false